Expense Example - FidelityArizonaMunicipalIncomeFund-PRO - FidelityArizonaMunicipalIncomeFund-PRO - Fidelity Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689